Note 37 - Events after the reporting period (Details Textual) - USD ($) $ / shares in Units, $ in Thousands						4 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	May 06, 2025	Nov. 20, 2024	Nov. 06, 2024	May 22, 2024	May 24, 2023	Mar. 04, 2025	May 22, 2024	May 24, 2023	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	May 20, 2025
Disclosure of non-adjusting events after reporting period [line items]
Dividends paid, ordinary shares per share (in dollars per share)		$ 0.27	$ 0.27	$ 0.4	$ 0.34
Dividends paid, per ADS (in dollars per share)		$ 0.54	$ 0.54	$ 0.8	$ 0.68
Dividends recognised as distributions to owners		$ 300,000		$ 459,000	$ 401,000		$ 694,000	$ 602,000	$ 763,648		$ 655,478		$ 541,674
Number Of Treasury Shares Purchased									83,616,548		12,648,091
Purchase of treasury shares									$ 1,441,843	[1]	$ 213,739	[2]
Purchase of treasury shares, performance amount									$ 7,400		$ 700
Number of shares outstanding at end of period (in shares)									1,084,272,191		1,167,888,739		1,180,536,830
Treasury shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number Of Treasury Shares Purchased						36,862,132
Purchase of treasury shares						$ 691,600			$ 1,441,843	[1]	$ 213,739	[2]
Purchase of treasury shares, performance amount						$ 8,400
Number of shares outstanding at end of period (in shares)									78,485,337		12,648,091
Annual Dividend Proposal [Member]
Disclosure of non-adjusting events after reporting period [line items]
Annual dividend proposed to be distributed (in dollars per share)	$ 0.83
Annual dividend proposed to be distributed, amount per ads (in dollars per share)	$ 1.66
Annual dividend proposed to be distributed	$ 900,000
Dividends payable, amount per share (in dollars per share)														$ 0.56
Dividends payable, amount per ads (in dollars per share)														$ 1.12
Annual dividend payable														$ 600,000
Major ordinary share transactions [member] | Treasury shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding at end of period (in shares)						90,762,598
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of non-adjusting events after reporting period [line items]
Expected percentage of tariff on steel imports by U.S government									25.00%

[1]	As of December 31, 2024, the Company held 78,485,337 shares as treasury shares, and there were 1,084,272,191 outstanding shares. For more information see note 35.
[2]	As of December 31, 2023, the Company held 12,648,091 shares as treasury shares, and there were 1,167,888,739 outstanding shares.